Net interest income	12 Months Ended
Dec. 31, 2025
Net interest income
Net interest income

1 Net interest income

Net interest income is the difference between the interest NatWest Group earns from its interest-bearing assets, such as loans, balances with central banks and other financial assets, and the interest paid on its interest-bearing liabilities, such as deposits and subordinated liabilities.

Interest income on financial instruments measured at amortised cost, debt instruments classified as FVOCI and the interest element of the effective portion of any designated hedging relationships are measured using the effective interest rate method, which allocates the interest income or interest expense over the expected life of the asset or liability at the rate that exactly discounts all estimated future cash flows to equal the instrument's initial carrying amount. Calculation of the effective interest rate takes into account fees payable or receivable that are an integral part of the instrument’s yield, premiums or discounts on acquisition or issue, early redemption fees and transaction costs. All contractual terms of a financial instrument are considered when estimating future cash flows. Interest income on financial assets is presented in interest receivable, interest expense on financial liabilities is presented in interest payable. Negative interest on financial assets is presented in interest payable and negative interest on financial liabilities is presented in interest receivable. Included in interest receivable (Loans to customers - amortised cost) is finance lease income of £588 million (2024 - £549 million) which is recognised at a constant periodic rate of return before tax on the net investment.

For accounting policy information refer to Accounting policy 3.1.

	2025	2024	2023
Continuing operations	£m	£m	£m
Balances at central banks and loans to banks - amortised cost	3,299	4,047	3,737
Loans to customers - amortised cost	19,293	18,295	15,553
Other financial assets	3,106	2,845	1,736
Interest receivable	25,698	25,187	21,026

Bank deposits	1,776	1,534	1,039
Customer deposits	7,607	8,332	5,276
Other financial liabilities	3,103	3,581	3,198
Subordinated liabilities	383	465	464
Interest payable	12,869	13,912	9,977
Net interest income	12,829	11,275	11,049